Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Operating expenses:
Research and development	$ (32,131,000)	$ (31,328,000)	$ (62,862,000)	$ (62,615,000)
General and administrative	(7,237,000)	(8,509,000)	(15,975,000)	(16,123,000)
Loss on disposal of leasehold improvements	0	0	(672,000)	0
Total operating expenses, net	(37,723,000)	(39,544,000)	(77,595,000)	(78,107,000)
Other (expense) income:
Interest income (expense)	42,000	(47,000)	85,000	463,000
Other (expense) income	(1,849,000)	525,000	(1,011,000)	5,009,000
Total other (expense) income, net	(1,807,000)	478,000	(926,000)	5,472,000
Net loss before income tax	(39,530,000)	(39,066,000)	(78,521,000)	(72,635,000)
Income tax benefit	6,357,000	7,021,000	12,081,000	10,717,000
Net loss attributable to ordinary shareholders	(33,173,000)	(32,045,000)	(66,440,000)	(61,918,000)
Other comprehensive income (loss):
Foreign currency exchange translation adjustment	1,542,000	(1,819,000)	2,815,000	(19,520,000)
Total comprehensive loss	$ (31,631,000)	$ (33,864,000)	$ (63,625,000)	$ (81,438,000)
Basic net loss per ordinary share (usd per share)	$ (0.47)	$ (0.62)	$ (1.00)	$ (1.22)
Diluted net loss per ordinary share (usd per share)	$ (0.47)	$ (0.62)	$ (1.00)	$ (1.22)
Weighted-average basic ordinary shares	70,832,077	52,041,340	66,663,003	50,956,566
Weighted-average diluted ordinary shares	70,832,077	52,041,340	66,663,003	50,956,566
Grant income
Revenues	$ 138,000	$ 293,000	$ 407,000	$ 631,000
License revenue
Revenues	$ 1,507,000	$ 0	$ 1,507,000	$ 0